Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTEREST INCOME
Interest and fees on loans	$ 62,888	$ 59,248	$ 58,129
Interest and fees on loans held for sale	90	102	120
Interest on investment securities:
Taxable	3,150	2,798	3,037
Nontaxable	2,439	1,660	688
Federal funds sold	6	8	161
Other interest-bearing deposits, and certificates of deposit in other banks	414	337	507
Dividends on other investments	269	301	343
Total interest income	69,256	64,454	62,985
Interest on deposits:
Savings, interest checking and money market	5,009	1,113	1,858
Time deposit accounts $250,000 and over	1,059	575	1,351
Time deposits	1,034	1,446	2,641
Total interest expense on deposits	7,102	3,134	5,850
Interest on federal funds purchased and securities sold under agreements to repurchase	51	87	146
Interest on Federal Home Loan Bank advances	1,268	1,461	2,199
Interest on subordinated notes	2,072	1,227	1,527
Total interest expense on borrowings	3,391	2,775	3,872
Total interest expense	10,493	5,909	9,722
Net interest income	58,763	58,545	53,263
(Release of) provision for loan losses	(900)	(1,700)	5,800
Net interest income after (release of) provision for loan losses	59,663	60,245	47,463
NON-INTEREST INCOME
Gain on sale of mortgage loans, net	2,661	7,165	7,109
Other	2,044	666	572
Total non-interest income	13,978	16,786	14,973
Investment securities (losses) gains, net	(14)	149	61
NON-INTEREST EXPENSE
Salaries and employee benefits	27,058	27,657	26,151
Occupancy expense, net	3,175	3,075	3,069
Furniture and equipment expense	3,054	3,067	3,043
Processing, network, and bank card expense	4,788	4,751	3,864
Legal, examination, and professional fees	1,630	3,024	1,458
Advertising and promotion	1,494	1,227	1,095
Postage, printing, and supplies	878	838	897
Loan expense	576	823	1,137
Other	5,885	4,504	4,307
Total non-interest expense	48,538	48,966	45,021
Income before income taxes	25,089	28,214	17,476
Income tax expense	4,338	5,697	3,183
Net income	$ 20,751	$ 22,517	$ 14,293
Basic earnings per share (in dollars per share)	$ 3.06	$ 3.27	$ 2.04
Diluted earnings per share (in dollars per share)	$ 3.06	$ 3.27	$ 2.04
Service charges and other fees
NON-INTEREST INCOME
Income from fees	$ 3,002	$ 3,094	$ 2,955
Bank card income and fees
NON-INTEREST INCOME
Income from fees	4,083	3,957	3,201
Trust department income
NON-INTEREST INCOME
Income from fees	1,184	1,324	1,185
Real estate servicing fees, net
NON-INTEREST INCOME
Income from fees	$ 1,004	$ 580	$ (49)